Note 19 - Subsequent Event	12 Months Ended
Mar. 31, 2019
Notes to Financial Statements
Subsequent Events [Text Block]
19
. Subsequent Event

During
April
2019,
the employees of Sunnyside, Washington were informed that we will cease operations at the facility upon completion of the
2019
pack season.  The Company is currently evaluating the financial impact of this decision.